UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2011
                                              -------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                               -------------
         This Amendment  (Check only one.):    [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -------------------------------------------
Address:               Wallace R. Weitz & Co.
                  -------------------------------------------
                       One Pacific Place, Suite 200
                  -------------------------------------------
                       1125 South 103 Street
                  -------------------------------------------
                       Omaha, Nebraska  68124-1071
                  -------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -------------------------------------------
Title:                 President
                  -------------------------------------------
Phone:                 402-391-1980
                  -------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz           Omaha, Nebraska          February 8, 2012
--------------------------     ----------------------    ------------------
  Signature                      City, State              Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               ------------------------------

Form 13F Information Table Entry Total:           71
                                               ------------------------------

Form 13F Information Table Value Total:        $2,171,719
                                               ------------------------------
                                               (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                          31-Dec-11
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE


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           COLUMN 1                COLUMN 2          COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6    COLUMN 7   COLUMN 8
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                                                                   VALUE   SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING
       NAME OF ISSUER              TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------

ACCENTURE PLC IRELAND              SHS CLASS A       G1151C101    10,034     188,500 SH         Sole        N/A         Sole
WILLIS GROUP HOLDINGS PUBLIC       SHS               G96666105     7,760     200,000 SH         Sole        N/A         Sole
TYCO INTERNATIONAL LTD             SHS               H89128104    66,937   1,433,030 SH         Sole        N/A        Shared
ANHEUSER BUSCH INBEV SA/NV         SPONSORED ADR     03524A108    26,409     433,000 SH         Sole        N/A         Sole
AON CORP                           COM               037389103    99,744   2,131,283 SH         Sole        N/A        Shared
APACHE CORP                        COM               037411105    20,155     222,513 SH         Sole        N/A        Shared
ASCENT CAP GROUP INC               COM SER A         043632108    30,412     599,600 SH         Sole        N/A         Sole
AVON PRODS INC                     COM               054303102     4,254     243,500 SH         Sole        N/A         Sole
BERKSHIRE HATHAWAY INC DEL         CL A              084670108     9,410          82 SH         Sole        N/A        Shared
BERKSHIRE HATHAWAY INC DEL         CL B NEW          084670702    88,298   1,157,250 SH         Sole        N/A        Shared
BROWN & BROWN INC                  COM               115236101     5,440     240,380 SH         Sole        N/A         Sole
CNA FINL CORP                      COM               126117100    10,165     380,000 SH         Sole        N/A         Sole
CVS CAREMARK CORPORATION           COM               126650100    41,129   1,008,570 SH         Sole        N/A        Shared
CABELAS INC                        COM               126804301     3,330     131,000 SH         Sole        N/A         Sole
CISCO SYS INC                      COM               17275R102       200      11,064 SH         Sole        N/A         Sole
COLE KENNETH PRODTNS INC           CL A              193294105     1,165     110,000 SH         Sole        N/A         Sole
COINSTAR INC                       COM               19259P300    21,071     461,671 SH         Sole        N/A        Shared
COMCAST CORP NEW                   CL A              20030N101       230       9,700 SH         Sole        N/A         Sole
COMCAST CORP NEW                   CL A SPL          20030N200    47,052   1,997,112 SH         Sole        N/A        Shared
COMPASS MINERALS INTL INC          COM               20451N101     4,131      60,000 SH         Sole        N/A         Sole
CONOCOPHILLIPS                     COM               20825C104    23,668     324,800 SH         Sole        N/A        Shared
CUMULUS MEDIA INC                  CL A              231082108    10,890   3,260,400 SH         Sole        N/A         Sole
DELL INC                           COM               24702R101    74,916   5,120,700 SH         Sole        N/A        Shared
DIAGEO P L C                       SPON ADR NEW      25243Q205    16,610     190,000 SH         Sole        N/A         Sole
DISNEY WALT CO                     COM DISNEY        254687106    16,511     440,300 SH         Sole        N/A         Sole
EAGLE MATERIALS INC                COM               26969P108    35,300   1,375,687 SH         Sole        N/A        Shared
ENERGIZER HLDGS INC                COM               29266R108     6,973      90,000 SH         Sole        N/A         Sole
FLIR SYS INC                       COM               302445101    14,823     591,260 SH         Sole        N/A        Shared
GOOGLE INC                         CL A              38259P508    85,409     132,233 SH         Sole        N/A        Shared
GRAND CANYON ED INC                COM               38526M106    24,761   1,551,430 SH         Sole        N/A        Shared
HEWLETT PACKARD CO                 COM               428236103    34,776   1,350,000 SH         Sole        N/A         Sole
ITT EDUCATIONAL SERVICES INC       COM               45068B109       203       3,570 SH         Sole        N/A         Sole
ICONIX BRAND GROUP INC             COM               451055107    24,513   1,504,800 SH         Sole        N/A        Shared
INTELLIGENT SYS CORP NEW           COM               45816D100     3,632   2,270,000 SH         Sole        N/A         Sole
INTERVAL LEISURE GROUP INC         COM               46113M108    34,121   2,507,057 SH         Sole        N/A        Shared
ISHARES TR                         DJ HOME CONSTN    464288752       571      48,100 SH         Sole        N/A         Sole
JOHNSON & JOHNSON                  COM               478160104       656      10,000 SH         Sole        N/A         Sole
KNOLOGY INC                        COM               499183804    11,582     815,660 SH         Sole        N/A         Sole
LABORATORY CORP AMER HLDGS         COM NEW           50540R409    49,311     573,585 SH         Sole        N/A        Shared
LIBERTY GLOBAL INC                 COM SER C         530555309    86,016   2,176,517 SH         Sole        N/A        Shared
LIBERTY INTERACTIVE CORPORAT       INT COM SER A     53071M104    97,845   6,034,200 SH         Sole        N/A        Shared
LIBERTY MEDIA CORPORATION          LIB CAP COM A     530322106    56,556     724,608 SH         Sole        N/A        Shared
LIVE NATION ENTERTAINMENT IN       COM               538034109    48,429   5,827,826 SH         Sole        N/A        Shared
LOCKHEED MARTIN CORP               COM               539830109    20,435     252,595 SH         Sole        N/A         Sole
MARTIN MARIETTA MATLS INC          COM               573284106    64,291     852,558 SH         Sole        N/A        Shared
MICROSOFT CORP                     COM               594918104    89,014   3,428,905 SH         Sole        N/A        Shared
MOHAWK INDS INC                    COM               608190104    19,595     327,400 SH         Sole        N/A        Shared
MOSAIC CO NEW                      COM               61945C103     6,304     125,000 SH         Sole        N/A         Sole
NATIONAL CINEMEDIA INC             COM               635309107    20,920   1,687,100 SH         Sole        N/A         Sole
NEWCASTLE INVT CORP                COM               65105M108       930     200,000 SH         Sole        N/A         Sole
OMNICARE INC                       COM               681904108    59,017   1,713,120 SH         Sole        N/A        Shared
OMNICOM GROUP INC                  COM               681919106    27,089     607,639 SH         Sole        N/A         Sole
ORACLE CORP                        COM               68389X105       205       7,989 SH         Sole        N/A         Sole
PRAXAIR INC                        COM               74005P104    13,363     125,000 SH         Sole        N/A         Sole
PRESTIGE BRANDS HLDGS INC          COM               74112D101     3,945     350,000 SH         Sole        N/A         Sole
PROSHARES TR                       SHRT 20+YR TRE    74347X849     3,740     120,000 SH         Sole        N/A         Sole
REDWOOD TR INC                     COM               758075402    76,184   7,483,709 SH         Sole        N/A        Shared
REPUBLIC SVCS INC                  COM               760759100     1,041      37,800 SH         Sole        N/A         Sole
SPDR SERIES TRUST                  S&P BK ETF        78464A797     3,966     200,000 SH         Sole        N/A         Sole
SANDRIDGE ENERGY INC               COM               80007P307    66,917   8,200,650 SH         Sole        N/A        Shared
SOUTHWESTERN ENERGY CO             COM               845467109    33,883   1,060,840 SH         Sole        N/A        Shared
TARGET CORP                        COM               87612E106    52,481   1,024,614 SH         Sole        N/A        Shared
TEXAS INDS INC                     COM               882491103    22,821     741,430 SH         Sole        N/A        Shared
TEXAS INSTRS INC                   COM               882508104    78,704   2,703,681 SH         Sole        N/A        Shared
TREE COM INC                       COM               894675107     1,118     200,000 SH         Sole        N/A         Sole
US BANCORP DEL                     COM NEW           902973304     1,758      65,000 SH         Sole        N/A         Sole
UNITED PARCEL SERVICE INC          CL B              911312106    34,765     475,000 SH         Sole        N/A         Sole
VALEANT PHARMACEUTICALS INTL       COM               91911K102    65,617   1,405,380 SH         Sole        N/A        Shared
WAL MART STORES INC                COM               931142103    23,247     389,000 SH         Sole        N/A         Sole
WELLS FARGO & CO NEW               COM               949746101   103,958   3,772,050 SH         Sole        N/A        Shared
XO GROUP INC                       COM               983772104    21,013   2,519,554 SH         Sole        N/A        Shared
                                                               ---------------------
                               71                              2,171,719  88,017,002
                                                               ---------------------

